Trade and Notes Payable (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Trade and Notes Payable
Trade payable for raw materials	¥ 9,417,573		¥ 7,089,370
Notes payable	6,102,648		2,286,680
Total	¥ 15,520,221	$ 2,181,798	¥ 9,376,050